Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, Plant And Equipment

18. Property, plant and equipment

The Company’s property, plant and equipment consisted of the following:

	Property	Motor vehicle	Office equipment & furniture	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At December 31, 2022 and 2023	48,140	579	1,078	3,923	53,720
Disposal of discontinued operation	(48,140)	(579)	(1,078)	(3,923)	(53,720)
At December 31, 2024	-	-	-	-	-

Accumulated depreciation
At December 31, 2022	9,613	550	913	3,416	14,492
Depreciation	2,286	-	110	507	2,903
At December 31, 2023	11,899	550	1,023	3,923	17,395
Disposal of discontinued operation	(11,899)	(550)	(1,023)	(3,923)	(17,395)
At December 31, 2024	-	-	-	-	-

Carrying amount
At December 31, 2023	36,241	29	55	-	36,325
At December 31, 2024	-	-	-	-	-